Other (Income) Expense (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other (Income) Expense
Three Months Ended June 30			Six Months Ended June 30

(in thousands)	Note	2019	2018	2019	2018
Interest income		$(274)	$(279)	$(500)	$(462)
Dividends received	16	(23)	(18)	(39)	(39)
Guarantee fees - Primero Revolving Credit Facility		-	(858)	-	(858)
Fees for contract amendments and reconciliations		-	-	-	(248)
Share of losses of associate	14	-	-	62	201
Impairment loss - investment in associate	14	1,649	-	1,649	-
Foreign exchange loss (gain)		146	26	819	(144)
Net (gain) loss arising on financial assets mandatorily measured at FVTPL ¹
Loss on fair value adjustment of share purchase warrants held	16	7	12	7	111
(Gain) loss on fair value adjustment of Kutcho Convertible Note	15	1,934	(99)	1,063	1,290
Other		(349)	-	(237)	4

Total other (income) expense		$3,090	$(1,216)	$2,824	$(145)

1)	FVTPL refers to Fair Value Through Profit or Loss.